STOCK-BASED COMPENSATION - Restricted share units to independent directors (Details) - Restricted share units	Aug. 01, 2018 director shares	Jul. 25, 2018 CNY (¥) director $ / shares shares	Sep. 30, 2022 CNY (¥)
Independent directors
STOCK-BASED COMPENSATION
Number of units granted		1,080,000
Number of grantees | director	3	3
Number of units granted to each director annually	120,000
Weighted average grant-date fair value | $ / shares		$ 1.84
Unrecognized share-based payment expenses | ¥		$ 0	¥ 0
Vested for three months
STOCK-BASED COMPENSATION
Number of units vested	30,000
Vesting period	3 months
Vested for two months
STOCK-BASED COMPENSATION
Number of units vested	20,000
Vesting period	2 months